Shareholder Report, Holdings (Details) - Vericimetry U.S. Small Cap Value Fund	Sep. 30, 2025
Financial
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Mr Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.79%
TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.77%
SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.72%
GATX Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.69%
Taylor Morrison Home Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Sanmina Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Air Lease Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.65%
Hancock Whitney Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.65%
Popular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.64%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Money Market Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%